Assets and Liabilities Held for Sale/Discontinued Operations - Summary of Major classes of line items constituting loss of discontinued operations (Details) - USD ($)
$ / shares in Units, $ in Millions
	2 Months Ended	3 Months Ended				7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Selling, general and administrative expenses	$ 6	$ 18	$ 16			$ 42	$ 48	$ 67	$ 74	$ 91
Amortization of intangibles	0	10	0			22	0	0	1	105
Net profit/(loss) after tax from discontinued operations	(33)	2	(31)	$ (35)	$ (10)	2	(76)	$ (15)	$ (233)	$ (519)
Basic Earning/(Loss) per share from discontinued operations								$ 0.15	$ 2.32	$ 5.18
Diluted Earning/(Loss) per share from discontinued operations								$ 0.15	$ 2.32	$ 5.18
NSNCo [Member]
Financial and other non-operating items
Contract revenues								$ 36	$ 0	$ 0
Total operating revenues								36	0	0
Operating expenses
Operating expenses								(27)	0	0
Total operating expenses								(27)	0	0
Operating profit								9	0	0
Interest income								18	26	34
Interest expense								(77)	(60)	(66)
Share in results from associated companies (net of tax)								14	(77)	(93)
Loss on impairment of investments								0	(47)	(296)
Loss impairment of convertible bond from related party								0	(29)	(11)
Net loss on debt extinguishments								0	0	(22)
Gain/(loss) on marketable securities								2	(3)	(46)
Disposal Group, Including Discontinued Operation, Other Income								37
Other financial items									(24)	(1)
Total financial items								(6)	(214)	(501)
Net profit/(Loss) before tax from discontinued operations								3	(214)	(501)
Income tax expense								2	(1)	(1)
Net profit/(loss) after tax from discontinued operations								$ 5	$ (215)	$ (502)
Basic Earning/(Loss) per share from discontinued operations								$ 0.05	$ (2.14)	$ (5.02)
Diluted Earning/(Loss) per share from discontinued operations								$ 0.05	$ (2.14)	$ (5.02)
Jack up Rigs [Member]
Financial and other non-operating items
Contract revenues	18	35	29			79	71	$ 101	$ 98	$ 134
Total operating revenues	18	35	29			79	71	101	98	134
Operating expenses
Operating expenses								(102)	(99)	(133)
Vessel and rig operating expenses	(10)	(18)	(17)			(42)	(46)
Selling, general and administrative expenses	(1)	(3)	(2)			(7)	(7)
Depreciation, Depletion and Amortization	(4)	(4)	(7)			(14)	(21)
Amortization of intangibles	0	(2)	0			(7)	0
Costs associated with disposal	0	(5)	0			(5)	0
Total operating expenses	(15)	(32)	(26)			(75)	(74)	(102)	(99)	(133)
Operating profit	3	3	3			4	(3)	(1)	(1)	1
Interest income								0	1	2
Interest expense	0	0	0			0	(1)	0	(11)	(14)
Other financial items	0	(1)	0			(1)	0	0	(2)	(2)
Total financial items								(14)	(12)	(14)
Net profit/(Loss) before tax from discontinued operations	(29)	2	(2)			3	(13)	(15)	(13)	(13)
Income tax expense	0	0	(1)			(1)	(4)	(5)	(5)	(4)
Net profit/(loss) after tax from discontinued operations	$ (29)	$ 2	$ (3)			$ 2	$ (17)	$ (20)	$ (18)	$ (17)
Basic Earning/(Loss) per share from discontinued operations	$ (0.29)	$ 0.04	$ (0.03)			$ 0.04	$ (0.17)	$ (0.2)	$ (0.18)	$ (0.16)
Diluted Earning/(Loss) per share from discontinued operations	$ (0.29)	$ 0.04	$ (0.03)			$ 0.04	$ (0.17)	$ (0.2)	$ (0.18)	$ (0.16)
Reorganization items, net	$ (32)	$ 0	$ (5)			$ 0	$ (9)	$ (14)	$ 0	$ 0